CONSOLIDATED BALANCE SHEETS (FY) - USD ($) $ in Thousands		Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Current assets
Cash and cash equivalents		$ 1,152,883		$ 1,361,083		$ 217,147
Restricted cash and cash equivalents, current		560,173		37,394		42,940
Accounts receivable, net		1,933,698		416,526		165,379
Prepaid expenses and other current assets		299,229		101,246		76,526
Total current assets		3,945,983		1,916,249		501,992
Restricted cash and cash equivalents, non-current		340,527		637,356		219,988
Restricted marketable securities, non-current		0		29,308		171,734
Property and equipment, net		16,631,510		11,914,774		3,483,990
Operating lease right-of-use assets		3,380,201		2,589,547		461,966
Intangible assets, net		205,895		4,909		7,003
Goodwill		812,970		19,544		19,544
Other non-current assets	[1]	924,277		720,912		110,758
Total assets		26,241,363		17,832,599		4,976,975
Current liabilities
Accounts payable		1,226,579		868,259		455,563
Accrued liabilities		1,411,237		355,821		77,782
Debt, current		3,627,664	[1]	2,468,425	[1]	171,865
Deferred revenue, current		951,346		768,927		249,831
Operating lease liabilities, current		279,080		213,104		39,789
Finance lease liabilities, current		60,396		57,801		3,534
Other current liabilities	[1]	53		230,244		97
Total current liabilities		7,556,355		4,962,581		998,461
Debt, non-current	[1]	7,423,837		5,457,915		1,351,389
Derivative and warrant liabilities		698		200,089		527,047
Deferred revenue, non-current		3,896,173		3,294,977		1,754,873
Operating lease liabilities, non-current		3,168,392		2,388,912		432,653
Finance lease liabilities, non-current		3,112		34,120		510
Deferred tax liabilities, non-current		245,659		149,232		36,447
Other non-current liabilities		126,331		36,260		7,496
Total liabilities		22,420,557		16,524,086		5,108,876
Commitments and contingencies (Note 9)
Redeemable convertible preferred stock
Temporary equity				1,722,111		464,690
Stockholders' deficit
Treasury stock, at cost, 4,483 and 6,588 shares as of December 31, 2023 and 2024, respectively		(33,524)		(33,524)		(32,054)
Additional paid-in capital		4,772,825		1,096,160		48,397
Accumulated other comprehensive loss		(271)		0		(148)
Accumulated deficit		(2,081,385)		(1,476,235)		(612,787)
Total stockholders' equity (deficit)		2,657,647		(413,598)		(596,591)
Total liabilities, redeemable convertible preferred stock, redeemable common stock, and stockholders' equity (deficit)		26,241,363		17,832,599		4,976,975
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock
Temporary equity	[1]	0		1,722,111		464,690
Common Class A
Stockholders' deficit
Common stock		2		1		1
Common Class B
Stockholders' deficit
Common stock		$ 0		$ 0		$ 0

[1]	Refer to Note 14—Related-Party Transactions for further information on related party arrangements.